FINANCING RECEIVABLE (Schedule of Movement of Allowance for Financing Receivable) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Balance at beginning of year	$ (15,114)	$ (3,583)	$ 0
Charge to cost of revenues	(12,745)	(12,436)	(3,665)
Write off of financing receivable	0	(119)
Exchange difference	(1,342)	786	82
Balance at end of year	$ (7,023)	$ (15,114)	$ (3,583)